Income tax	12 Months Ended
Dec. 31, 2017
Income tax
Income tax

19.  Income tax

a) In accordance with the MITL, the Company and its Mexican subsidiaries are subject to income tax and each files its tax returns on an individual entity basis and the related tax results are included in the accompanying consolidated financial statements. The income tax is computed taking into consideration the taxable and deductible effects of inflation, such as depreciation calculated on restated assets values. Taxable income is increased or reduced by the effects of inflation on certain monetary assets and liabilities through the annual inflation adjustment.

(i)	Based on the approved law corporate income tax rate for 2017 and thereafter is 30%.

(ii)

The tax rules include limits in the deductions of the exempt compensation amount certain items, as follows: Wages and benefits paid to workers 47% of income paid to workers and in certain cases up to 53% (holiday bonus, savings fund, employee profit sharing, seniority premiums) will be deductible for employers. As a result, certain wage and salary provisions have difference between tax and book values at year-end.

(iii)

The MITL sets forth criteria and limits for applying some deductions, such as: the deduction of payments which, in turn, are exempt income for workers, contributions for creating or increasing provisions for pension funds, contributions to the Mexican Institute of Social Security payable by the worker that are paid by the employer, as well as the possible non-deduction of payments made to related parties in the event of failing to meet certain requirements.

(iv)	Taxable income for purposes of the employee profit sharing is the same used for the Corporate Income Tax except for certain items.

(v)	A 10% withholding tax is imposed on dividends distributions to individuals and foreign shareholders from earnings generated starting January 1, 2014.

The income tax rates for 2017 and 2016 in Guatemala and Costa Rica are 25% and 30%, respectively.

b) For the years ended December 31, 2017, 2016 and 2015, the Company reported on a consolidated basis taxable income of Ps.171,046, Ps.2,702,355 and Ps.2,751,813, respectively, which was partially offset by tax losses from prior years.

In accordance with the MITL and CRITL, tax losses may be carried forward against taxable income generated in the succeeding ten and three years, respectively. Carryforward tax losses are restated based on inflation.

c) An analysis of consolidated income tax expense for the years ended December 31, 2017, 2016 and 2015 is as follows:

Consolidated statements of operations

	2017			2016		2015
Current year income tax expense	Ps.	(51,313)		Ps.	(706,244)	Ps.	(337,997)
Deferred income tax benefit (expense)	212,488		*	(750,938	)**	(700,351)

Total income tax benefit (expense)	Ps.	161,175		Ps.	(1,457,182)	Ps.	(1,038,348)

*Includes translation effect by Ps.1,008

**Includes translation effect by Ps.1,242

Consolidated statements of OCI

	2017		2016		2015
Deferred tax related to items recognized in OCI during the year
Net gain (loss) on cash flow hedges	Ps.	12,017	Ps.	(187,408)	Ps.	58,161
Remeasurement gain of employee benefits	533		132		352

Deferred tax charged to OCI	Ps.	12,550	Ps.	(187,276)	Ps.	58,513

d) A reconciliation of the statutory corporate income tax rate to the Company’s effective tax rate for financial reporting purposes is as follows:

	2017	2016	2015
Statutory income tax rate	30.00%	30.00%	30.00%
Non-deductible expenses	(3.90%)	0.28%	0.66%
Unrecorded deferred taxes on tax losses	(14.55%)	0.09%	—
Foreign countries difference with Mexican statutory rate	(0.32%)	0.04%	—
Inflation of tax losses	1.50%	(0.01%)	(0.02%)
Amendment tax return effects and other tax adjustments	(0.31%)	(0.11%)	(0.42%)
Inflation on furniture, intangible and equipment	4.91%	(0.38%)	(0.34%)
Annual inflation adjustment	4.00%	(0.63%)	(0.23%)

	21.33%	29.28%	29.65%

Mexican income tax matters

For Mexican purposes, corporate income tax is computed on accrued basis. MITL requires taxable profit to be determined by considering revenue net of tax deductions. Prior years’ tax losses can be utilized to offset current year taxable income. Income tax is determined by applying the 30% rate on the net amount after tax losses utilization.

For tax purposes, income is considered taxable at the earlier of: (i) the time the revenue is collected, (ii) the service is provided or (iii) the time of the issuance of the invoice. Expenses are deductible for tax purposes generally on accrual basis, with some exceptions, once the requirements established in the tax law are fulfilled.

Central America (Guatemala and Costa Rica)

According to Guatemala Corporate Income tax law, under the regime on profits from business activities, net operating losses cannot offset taxable income in prior or future years. For the year ended December 31, 2017, the Company obtained a net operating loss which has not been recognized as a deferred tax asset.

According to Costa Rica Corporate Income tax law, under the regime on profits from business activities, net operating losses can offset taxable income in a term of three years. For the years ended December 31, 2017 and 2016, the Company generated net operating losses for an amount of Ps.300,613 and Ps.57,414, respectively, for which no deferred tax asset has been recognized.

e)  An analysis of consolidated deferred taxes is as follows:

	Consolidated statement of financial position		Consolidated statement of operations		Consolidated statement of financial position		Consolidated statement of operations
Deferred income tax assets:
Intangible	Ps.	463,211	Ps.	(18,415)	Ps.	481,626	Ps.	(16,637)
Provisions	351,989		8,695		343,294		56,727
Tax losses available for offsetting against future taxable income	343,082		309,758		33,324		(25,030)
Extension lease agreement	143,135		41,411		101,724		25,405
Unearned transportation revenue	35,941		(29,814)		65,755		7,039
Allowance for doubtful accounts	7,324		433		6,891		(2,179)
Employee benefits	5,786		1,222		4,031		886
Employee profit sharing	2,716		(490)		3,206		158

	1,353,184		312,800		1,039,851		46,369
Deferred income tax liabilities:
Supplemental rent	1,563,363		223,753		1,339,610		363,783
Rotable spare parts, furniture and equipment, net	476,917		108,890		368,027		103,926
Prepaid expenses and other assets	196,152		(239,586)		435,738		280,660
Inventories	88,169		15,286		72,883		23,979
Financial instruments	49,151		—		61,168		—
Other prepayments	33,269		(7,023)		40,292		23,717

	2,407,021		101,320		2,317,718		796,065

	Ps.	(1,053,837)	Ps.	211,480	Ps.	(1,277,867)	Ps.	(749,696)

	2017		2016
Reflected in the consolidated statement of financial position as follows:
Deferred tax assets	Ps.	562,445	Ps.	559,083
Deferred tax liabilities	(1,616,282)		(1,836,950)

Deferred tax liability, net	Ps.	(1,053,837)	Ps.	(1,277,867)

A reconciliation of deferred tax liability, net is as follows:

	2017		2016
Opening balance as of January 1,	Ps.	(1,277,867)	Ps.	(340,895)
Deferred income tax benefit (expense) during the current year recorded on profits	211,480		(749,696)
Deferred income tax benefit (expense) during the current year recorded in accumulated other comprehensive income (loss)	12,550		(187,276)

Closing balance as of December 31,	Ps.	(1,053,837)	Ps.	(1,277,867)

At December 31, 2017 and 2016, the table shown above includes deferred income tax asset recognized by Concesionaria and Operaciones Volaris (2017), Comercializadora (2016) for tax losses carry-forwards to the extent that the realization of the related tax benefit through future taxable profits is probable. The Company offsets tax assets and liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same tax authority.

According to IAS 12, Income Taxes, a deferred tax asset should be recognized for the carryforward of available tax losses to the extent that it is probable that future taxable income will be available against which the available tax losses can be utilized. In this regards the Company has recognized at December 31, 2017, 2016 and 2015 a deferred tax asset for tax losses of Ps.343,082, Ps.33,324 and Ps.58,354 respectively.

During 2017, the Company recognized a deferred tax asset for the carryforward of available tax losses of Concesionaria, Comercializadora and Operaciones Volaris, based on the positive evidence of the Company to generate taxable profit related to the same taxation authority against which the available tax losses can be utilized before they expire. Positive evidence includes Concesionaria’s actions to increase its aircraft fleet in the following year, increase in flight frequencies, and routes, inside and outside of Mexico; the profit of Comercializadora and Operaciones Volaris, respectively, is detrived directly from Concesionaria’s operations.

An analysis of the available tax losses carry-forward of the Company at December 31, 2017 is as follows:

Year of loss	Historical Loss		Restated tax loss		Utilized		Total remaining amount		Year of expiration
2016	57,414		57,414		—		57,414		2019
2016	52,221		56,573		16,378		40,195		2026
2017	300,613		300,613		—		300,613		2020
2017	1,068,498		1,103,408		—		1,103,408		2027

	Ps.	1,478,746	Ps.	1,518,008	Ps.	16,378	Ps.	1,501,630

A breakdown of available tax loss carry-forward of Controladora and its subsidiaries at December 31, 2017 is as follows:

	Historical loss		Restated tax loss				Total remaining amount
					Utilized
Comercializadora	Ps.	52,221	Ps.	56,573	Ps.	16,378	Ps.	40,195
Concesionaria	1,067,836		1,102,726		—		1,102,726
Operaciones Volaris	662		682		—		682
Vuela Aviación	358,027		358,027		—		358,027

	Ps.	1,478,746	Ps.	1,518,008	Ps.	16,378	Ps.	1,501,630

f)  At December 31, 2017 the Company had the following tax balances:

	2017
Restated contributed capital account (Cuenta de capital de aportación or “CUCA”)	Ps.	3,737,048
CUFIN*	2,558,378

*The calculation comprises all the subsidiaries of the Company.